CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CONVERTIBLE NOTES
NOTE 6:-	CONVERTIBLE NOTES

a.
From 2014 until 2018, the Company issued convertible notes in the total principal amount of $3,688 to existing shareholders. During the years ended December 31, 2019 and 2018, the Company issued convertible notes in the principal amount of $241 and $488, respectively, to existing shareholders. The Company recorded interest expense amounting to $271, $379 and $324 for the years ended December 31, 2020, 2019 and 2018, respectively.

As of December 31, 2019, the total principal amount of convertible notes was $3,929.

As of December 31, 2019, and on September 3, 2020, immediately prior to conversion of the notes, the total balance of convertible notes, inclusive of accrued interest, was $5,141 and $5,412, respectively.

The convertible notes bore interest at an annual rate of 8%, compounded on the basis of 365-day year.

Concurrent with the closing of the IPO, all of the Company’s convertible notes (inclusive of accrued interest on all outstanding notes) were converted into 2,415,022 units (consisting of one ordinary share and one warrant to purchase one ordinary share).

The notes were  originally convertible into Series A Preferred Shares of the Company or repayable  as follows:

i.	Automatic Conversion Upon Occurrence of a Qualified Investment – upon the closing of a qualified investment (issuance of preferred securities if at least $ 3,000 from a third party), the notes would have been automatically converted into securities of the Company on the same terms and conditions as in such qualified investment. The conversion would have been on the same terms and conditions and would have borne the same rights, subject to a conversion price per share equal to the lowest price per share to be paid under the qualified investment less agreed upon percentage equal to 3% multiplied by the number of months from the grant date of the applicable note and up to a maximum of 54%.

ii.
Optional conversion – each note holder, at its sole discretion, would have been entitled, by a written notice, to convert the note held by it into Series A Preferred Shares at a conversion price equal to  $2.241 (subject to adjustments in accordance with the Company's Articles of Association).

iii.
Deemed Liquidation Event Repayment – in the event of a Deemed Liquidation Event (generally meaning consolidation or merger of the Company or sale of all or substantially all of the Company assets or issued share capital resulting in a third party holding more than 50% of the voting power or the right to appoint more than 50% of the board members) then immediately prior to the consummation of such event, the Company would have paid each note holder (which was not earlier converted) a sum equal to the principal amount of the note multiplied by three, plus the interest accrued up to the date of repayment.

In the event that the notes were not earlier converted or paid, then, the Company would have paid the accrued amount by the end of the note term (December 31, 2020).

The Company concluded the conversion feature of the notes is not a beneficial conversion feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options.” Accordingly, the proceeds were recorded in liabilities in their entirety at the date of issuance.

b.
In August and December 2019, the Company issued 14.2 units consisting of convertible notes (the “2019 Convertible Notes”) and warrants for a total consideration of $1,420 (representing a consideration of $100 per unit), after giving effect to a 10% discount.

The August and December 2019 convertible notes had a principal amount of $110 per unit, bore interest at a rate of 5%, and had a maturity date of one year from the date of issuance. The notes were automatically convertible into shares (or other units) to be issued in an initial public offering (“IPO”), at a conversion price representing a 30% discount on the price of shares (or other units) sold in such IPO. The conversion price could not exceed an amount calculated as $30,000 (which $30,000 was subject to certain adjustments at the reasonable discretion of the underwriters in the IPO) divided by the fully diluted amount of shares of the Company immediately prior to the IPO (however excluding shares that would have been issued pursuant to conversion or exercise of instruments included in these units and excluding shares that would have been issued pursuant to conversion of other convertible instruments).

The number of shares (or other units) to be issued upon conversion was to be determined by dividing the principal amount of $110 per unit, including accrued interest, by the conversion price of the notes.

The notes were not convertible if an IPO had not occurred.

The warrants have a term of 5 years from the date of issuance, and upon issuance were exercisable into a number of ordinary shares determined by dividing $110 (per unit) by $2.5425 (subject to certain adjustments), at an exercise price of $2.5425 per share (subject to certain adjustments).

In the event an IPO occurs within one year of the date of issuance, the warrants would have been exercisable into a number of ordinary shares (or units of ordinary shares and warrants in certain circumstances), determined by dividing $110 (per unit) by the conversion price of the notes, at an exercise price equal to 120% of the conversion price of the notes.

The proceeds for the sale of the notes and warrants were first allocated to the warrant liability (Refer to Note 5), based on its fair value at the date of issuance, with a corresponding discount recorded on the 2019 Convertible Notes. As the conversion feature of the notes is contingent upon a future event (IPO), the Company concluded the conversion feature is not a beneficial conversion feature pursuant to the provisions of ASC 470-20, “Debt with Conversion and Other Options”.

The aggregate discount on the convertible notes was amortized to finance expense over the term of the notes.

On August 20, 2020, the Company entered into an extension agreement with the August 2019 convertible notes investors, according to which the investors agreed to extend the original term by 60 days in exchange for 10% increase in the principal amount of the notes. As a result of the above, the number of units to be issued upon the exercise of the August 2019 warrants was similarly increased by 10%.

As a result of the extension agreement, in the statement of comprehensive loss for the year ended December 31, 2019, financing expenses of $110 and $97 were recorded in respect of the 2019 Convertible Notes and the derivative warrant liability, respectively.

On September 3, 2020, upon consummation of the IPO, the outstanding balance of the 2019 Convertible Notes was converted into 312,170 units, each consisting of one ordinary share and one warrant to purchase one ordinary shares, exercisable immediately, at an exercise price of $8.80 and with an expiry date of 5 years from the IPO closing date (refer to note 1(d)).

Additionally, on the IPO consummation date, the amount and exercise price of the 2019 Convertible Notes related warrants were fixed at 297,589 warrants, each exercisable, at an exercise price of $6.72, into a single unit (refer to Note 1(d)), consisting of one ordinary share and one warrant to purchase one ordinary shares, exercisable through September 3, 2025, at an exercise price of $8.80.

With the amount and exercise price of the 2019 Convertible Notes related warrants being fixed, the respective derivative warrant liability, as of the IPO closing date, was classified in equity (refer to note 5).

c.
On December 9, 2019, in connection with the 2019 Convertible Notes, the Company issued placement agent in the offering warrants (the "Agent' Warrants") to purchase an aggregate of 55,785 ordinary shares or units (refer to Note 1(d)), at an exercise price of $6.72 per unit. Each unit consists of one ordinary share and one warrant to purchase one ordinary shares, exercisable through September 3, 2025, at an exercise price of $8.80. The Agent' Warrants expire on December 8, 2024.

As a result of the issuance of the Agent' Warrants issuance, the Company recorded a discount on the convertible note, which was amortized as financing expense amounting to $65 for the year ended December 31, 2020.